Trade and Other Payables	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables
Trade and other payables
The composition of “Trade and other payables” is as follows:

Millions of euros	12/31/2017		12/31/2016
	Non-current	Current	Non-current	Current
Trade payables	86	7,943	80	8,043
Payables to suppliers of property, plant and equipment	5	3,580	9	3,816
Debt for spectrum acquisition	569	172	608	504
Other payables	253	1,522	325	1,721
Deferred revenue	774	1,387	903	1,569
Payable to associates and joint ventures (Note 9)	—	491	—	497
Total	1,687	15,095	1,925	16,150

“Deferred revenue” principally includes the amount of deferred revenue from sales of prepaid cards, from handsets transferred to the distributor, rights of use on the cable network, activation fees not yet recognized in the income statement and loyalty campaigns. In addition, grants are included amounting to 87 million euros at December 31, 2017 (110 million euros at December 31, 2016).
At December 31, 2017, “Debt for spectrum acquisition” comprises the deferred portion of the payment for acquiring the spectrum use license in Mexico in 2010, for an equivalent of 598 million euros (654 million euros at December 31, 2016), and the deferred portion of the payment for the refarming of the radioelectric spectrum acquired in 2014 by Telefónica Brazil, amounting to an equivalent of 65 million euros (288 million euros at December 31, 2016, see Appendix VI). The short term payables in Mexico and Brazil for the concepts previously mentioned, at December 31, 2017, amounted to 72 and 36 million euros, respectively (73 and 261 million euros, respectively at December 31, 2016).

Payments for financed licenses for the years 2017 and 2016 amounted to 329 and 198 million euros, respectively (see Note 20).
The detail of current “Other payables” at December 31, 2017 and 2016 is as follows:

Millions of euros	12/31/2017	12/31/2016
Dividends pending payment to non-controlling interests	235	257
Accrued employee benefits	696	774
Advances received on orders	172	189
Other non-financial non-trade payables	419	501
Total	1,522	1,721

“Other non-financial non-trade payables” at December 31, 2017 included the pending payment of 145 million euros corresponding to Telefónica, S.A.’s irrevocable commitment acquired in 2015 to pay a 325 million euros donation to Fundación Telefónica (see Note 18) to provide this entity with the financing required to implement the social programs and activities it currently performs or could initiate in the short and mid term to fulfill its purpose as a foundation.
Information on average payment period to suppliers. Third additional provision, “Information requirement” of Law 15/2010 of July 5.
In accordance with the aforementioned Law, the following information corresponding to the Spanish companies of the Telefónica Group is disclosed:

	2017	2016
Number of days
Weighted average maturity period	53	45
Ratio of payments	54	45
Ratio of outstanding invoices	41	42
Million of euros
Total payments	6,703	6,727
Outstanding invoices	847	651

The Telefónica Group’s Spanish companies adapted their internal processes and payment schedules to the provisions of Law 15/2010 (amended by Law 31/2014) and Royal Decree-Law 4/2013, amending Law 3/2004, which establishes measures against late payment in commercial transactions. Engagement conditions with commercial suppliers in 2017 included payment periods of up to 60 days, according to the terms agreed between the parties.
For efficiency purposes and in line with general business practice, the Telefónica Group’s companies in Spain have agreed payment schedules with suppliers, whereby most of the payments are made on set days of each month. Invoices falling due between two payment days are settled on the following payment date in the schedule.
Payments to Spanish suppliers in 2017 surpassing the established legal limit were the result of circumstances or incidents beyond the payment policies, mainly the delay in issuing invoices (legal obligation of the supplier), the closing of agreements with suppliers over the delivery of goods or the rendering of services, or occasional processing issues.
The average payment period to suppliers of the Telefónica Group’s companies in Spain in 2017, calculated in accordance with the only additional provision of the Resolution of the Instituto de Contabilidad y Auditoría de Cuentas (Spanish Accounting and Audit Institute) dated January 29, 2016, amounted to 53 days (45 days in 2016).